COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ / shares in Units, $ in Thousands		5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 24, 2025	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Option date of initial public offering days			45 days	45 days
Stock options exercised	2,500,000
Public units of remaining exercise option	500,000
Underwriter cash discount (in Dollars per share)			$ 0.2	$ 0.2
Aggregate initial public offering (in Dollars)			$ 4,500	$ 4,500
Deferred fee per share (in Dollars per share)			$ 0.4	$ 0.4
Aggregate amount (in Dollars)		$ 25	$ 9,000	$ 9,000
Over-Allotment Option
COMMITMENTS AND CONTINGENCIES
Additional public units	2,500,000		3,000,000	3,000,000